Exhibit 99.1

Deloitte & Touche LLP
Suite 301
Harborside Plaza 10
Jersey City, NJ 07311
USA

Tel: +1 212 937 8200
www.deloitte.com

VMC CRE Master Lending L.P. 350 North Fifth Street, Suite 800 Minneapolis, Minnesota 55401

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below relating to a pool of commercial mortgage loans expected to be included as collateral for the proposed offering of VMC Finance 2025-PV2 LLC, Secured Floating Rate Notes. VMC CRE Master Lending L.P. (the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Morgan Stanley & Co. LLC, Goldman Sachs & Co. LLC and Wells Fargo Securities, LLC (collectively with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association’s Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On April 17, 2025, representatives of the Company provided us with a computer-generated mortgage loan data file and related record layout (the “Data File”) containing certain information with respect to 20 mortgage assets secured by 40 mortgaged properties (the “Mortgage Assets”).

From February 13, 2025 through April 17, 2025, representatives of the Company provided us with certain loan and property documentation (the “Source Documents” as listed in the attached Appendix A) related to Mortgage Assets.

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics set forth on the Data File (the “Characteristics” as listed in Appendix A), except for those Characteristics indicated on Appendix A or identified on Appendix A as “None – Company Provided” or “Not Applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement. Further, we did not perform any procedures with respect to the Characteristics associated with the Source Document for the related Mortgage Asset that was not provided to us by representatives of the Company (the “Missing Source Document”), as indicated on the attached Appendix B. Further, for purposes of any recalculations which may include such Characteristics associated with the Missing Source Document, we were instructed by the representatives of the Company to use the provided information set forth on the Data File for such recalculations. Further, we did not perform any procedures with respect to the Mortgage Asset identified on the Data File as “Sylvan Uptown.”

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets, (iii) existence or ownership of the Mortgage Assets or (iv) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events or circumstances occurring after the date of this report.

We were engaged by the Company to perform this this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information in the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originators of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

April 17, 2025

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect to each applicable Mortgage Asset (the “Source Documents”):

•	Loan agreement, promissory note, notice of interest rate change, management agreement, participation agreement, draft participation agreement or servicer billing statements (collectively, the “Loan Agreement”);
•	Mezzanine loan agreement and mezzanine promissory note (collectively, the “Mezzanine Loan Agreement”);
•	Interest rate cap agreement (the “Interest Rate Cap Agreement”);
•	Real estate property appraisal report (the “Appraisal Report”);
•	Borrower rent roll, underwritten rent roll, tenant lease, lease abstract, lease summary or lease estoppel (collectively, the “Rent Roll”);
•	The ASR or AMR (collectively, the “Asset Summary Report”);
•	The settlement or closing statement (collectively, the “Settlement Statement”);
•	Bloomberg ratings screen printouts (the “Ratings Screenshots”);
•	Electronic Underwritten Model (the “Underwriting Model”);
•	Title policy or pro-forma title policy (collectively, the “Title Policy”);
•	The guaranty agreement or environmental indemnity agreement (collectively, the “Guaranty”);
•	Cash management agreement and/or lockbox agreement (collectively, the “CMA”);
•	Servicer report and record and provided electronic file (collectively, the “Servicer Report”);
•	Property condition report or draft property condition report (collectively, the “Property Condition Report”);
•	Environmental Site Assessment Phase I environmental report or draft Environmental Site Assessment Phase I environmental report (collectively, the “ESA Phase I Report”);
•	Seismic report or draft seismic report (collectively, the “Seismic Report”);
•	Property Hazard and Liability Insurance Certificate (the “Insurance Certificate”);
•	STR Global’ s Monthly STAR Report (the “STR Report”);
•	Property management agreement (the “Management Agreement”); and
•	Non-consolidation opinion letter (the “Non-Consolidation Opinion”).

CHARACTERISTICS

Count	Characteristic	Source Document
1	Loan Number	None – Company Provided
2	Closing Status	None – Company Provided
3	Loan Type	Loan Agreement
4	Collateral Interest Type	Loan Agreement
5	Collateral Interest Status	None – Company Provided
6	Collateral Interest / Property Flag	Loan Agreement
7	# of Properties	Loan Agreement
8	Property Name	None – Company Provided
9	Property Address	Appraisal Report
10	Property City	Appraisal Report
11	Property State	Appraisal Report
12	Property Zip Code	Appraisal Report
13	Property County	Appraisal Report
14	Year Built	Appraisal Report
15	Year Renovated	Appraisal Report
16	Property Type	Appraisal Report
17	Specific Property Type	Appraisal Report
18	No of Units	Rent Roll
19	Unit of Measure	Rent Roll
20	Occupancy %	Rent Roll/STR Report
21	Occupancy Source Date	Rent Roll/STR Report
22	Loan Purpose (Acquisition, Refinance, DPO)	Settlement Statement
23	Assumed Loan (Y/N)	None – Company Provided
24	Borrower Name	Loan Agreement
25	Principals (Individuals)	Loan Agreement
26	Related Borrower (Y/N)	None – Company Provided
27	Annual Debt Service Payment (IO)	Refer to Calculation Procedures below
28	Annual Debt Service Payment (P&I)	Not Applicable
29	Annual Debt Service Payment (Cap)	Refer to Calculation Procedures below
30	Commitment Original Balance ($)	Loan Agreement
31	Commitment Original Balance / Unit ($)	Refer to Calculation Procedures below
32	Initial Funded Amount ($)	Loan Agreement
33	Initial Unfunded Future Funding Amount ($)	Refer to Calculation Procedures below
34	Future Funding Trigger / Requirements	Loan Agreement
35	Cut-off Date Future Funding Remaining Balance ($)	Servicer Report
36	Mortgage Loan Cut-off Date Balance ($)	Refer to Calculation Procedures below
37	Mortgage Asset Cut-off Date Balance ($)	None – Company Provided
38	Mortgage Asset % of Total Cut-off Date Balance	Refer to Calculation Procedures below
39	Mortgage Loan Balloon Payment ($)	Refer to Calculation Procedures below
40	Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
41	Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Refer to Calculation Procedures below
42	Mortgage Loan Balloon Payment / Unit ($)	Refer to Calculation Procedures below
43	Note Date	Loan Agreement
44	First Payment Date	Loan Agreement
45	Initial Maturity Date	Loan Agreement
46	ARD Loan (Y/N)	Loan Agreement

Count	Characteristic	Source Document
47	Fully Extended Maturity Date	Loan Agreement
48	Initial Loan Term (Original)	Refer to Calculation Procedures below
49	Cut-off Date Initial Loan Term (Remaining)	Refer to Calculation Procedures below
50	Cut-off Date Seasoning	Refer to Calculation Procedures below
51	Fully Extended Loan Term (Original)	Refer to Calculation Procedures below
52	Fully Extended Loan Term (Remaining)	Refer to Calculation Procedures below
53	Extension Options	Loan Agreement
54	Extension Options Description	Loan Agreement
55	1st Extension Option Description	Loan Agreement
56	2nd Extension Option Description	Loan Agreement
57	3rd Extension Option Description	Loan Agreement
58	4th Extension Option Description	Not Applicable
59	5th Extension Option Description	Not Applicable
60	First Extension Period (Months)	Loan Agreement
61	First Extension Fee %	Loan Agreement
62	First Extension Fee ($)	Loan Agreement
63	First Extension Floor	Loan Agreement
64	First Extension Cap	Loan Agreement
65	Second Extension Period (Months)	Loan Agreement
66	Second Extension Fee %	Loan Agreement
67	Second Extension Fee ($)	Loan Agreement
68	Second Extension Floor	Loan Agreement
69	Second Extension Cap	Loan Agreement
70	Third Extension Period (Months)	Loan Agreement
71	Third Extension Fee %	Loan Agreement
72	Third Extension Fee ($)	Loan Agreement
73	Third Extension Floor	Loan Agreement
74	Third Extension Cap	Loan Agreement
75	Fourth Extension Period (Months)	Not Applicable
76	Fourth Extension Fee %	Not Applicable
77	Fourth Extension Fee ($)	Not Applicable
78	Fourth Extension Floor	Not Applicable
79	Fourth Extension Cap	Not Applicable
80	Fifth Extension Period (Months)	Not Applicable
81	Fifth Extension Fee %	Not Applicable
82	Fifth Extension Fee ($)	Not Applicable
83	Fifth Extension Floor	Not Applicable
84	Fifth Extension Cap	Not Applicable
85	Exit Fee %	Loan Agreement
86	Exit Fee ($)	Loan Agreement
87	Exit Fee Balance	Loan Agreement
88	Rate Type	Loan Agreement
89	Index for Floating Rate	Loan Agreement
90	Index Rate Assumption	None – Company Provided
91	Fully Funded Mortgage Loan Margin %	Loan Agreement
92	Collateral Interest Margin	Refer to Calculation Procedures below
93	Rounding Factor	Loan Agreement
94	Time of Rounding (Before Spread, After Spread)	Loan Agreement
95	Rounding Direction	Loan Agreement

Count	Characteristic	Source Document
96	Lookback Period	Loan Agreement
97	Interest Rate Floor %	Loan Agreement
98	Mortgage Rate Floor	Loan Agreement
99	Interest Rate Cap Strike Price %	Interest Rate Cap Agreement
100	Mortgage Rate Cap	Loan Agreement
101	Interest Rate Cap Termination Date	Interest Rate Cap Agreement
102	Interest Rate Cap Provider	Interest Rate Cap Agreement
103	Interest Rate Cap Provider Rating	Ratings Screenshots
104	Fully Funded Mortgage Loan Rate %	Refer to Calculation Procedures below
105	Collateral Interest Cut-off Date Interest Rate	Refer to Calculation Procedures below
106	Interest Accrual Basis	Loan Agreement
107	Interest Rate Change	Loan Agreement
108	Interest Rate Change Amount	Loan Agreement
109	Interest Rate Change Trigger	Loan Agreement
110	Mortgage Loan Margin Change (Y/N)	Loan Agreement
111	Mortgage Loan Margin Change Description	Loan Agreement
112	Grace Period Default (Days)	Loan Agreement
113	Grace Period Late (Days)	Loan Agreement
114	Grace Period Balloon (Days)	Loan Agreement
115	Original Prepayment Provision	Loan Agreement
116	Remaining Prepayment Provision	Loan Agreement
117	Original Yield Maintenance or Minimum Interest Term	Loan Agreement
118	Rate for Prepayment Protection	Loan Agreement
119	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
120	Partial Release and/or Prepayment Description	Loan Agreement
121	IO Number of Months through Initial Term	Loan Agreement
122	IO Number of Months through Fully Extended Loan Term	Loan Agreement
123	Initial IO Period (Remaining)	Refer to Calculation Procedures below
124	Amortization Style	Loan Agreement
125	Amort Number of Months	Loan Agreement
126	Amortization Rate	Not Applicable
127	Amortization Rate Mechanics	Loan Agreement
128	Amortization Basis	Loan Agreement
129	Amortization Type During Initial Term	Loan Agreement
130	Amortization Type During Extensions	Loan Agreement
131	Appraisal Firm	Appraisal Report
132	Appraisal Valuation Date	Appraisal Report
133	As-Is Appraised Value	Appraisal Report
134	Stabilized Appraised Value	Appraisal Report
135	Appraisal Anticipated Stabilization Date	Appraisal Report
136	USPAP Appraisal (Y/N)	Appraisal Report
137	FIRREA Appraisal (Y/N)	Appraisal Report
138	Mortgage Loan Cut-off Date As-Is LTV Ratio	Refer to Calculation Procedures below
139	Collateral Interest Cut-off Date As-Is LTV Ratio	Refer to Calculation Procedures below
140	Committed Mortgage Loan (Stabilized) LTV Ratio	Refer to Calculation Procedures below
141	Maturity Date Stabilized LTV Ratio	Refer to Calculation Procedures below
142	Third Most Recent As Of Date	Asset Summary Report/Underwriting Model
143	Third Most Recent Actual Revenues	Asset Summary Report/Underwriting Model

Count	Characteristic	Source Document
144	Third Most Recent Actual Expenses	Asset Summary Report/Underwriting Model
145	Third Most Recent Actual NOI	Asset Summary Report/Underwriting Model
146	Third Most Recent Actual NCF	Asset Summary Report/Underwriting Model
147	Second Most Recent As Of Date	Asset Summary Report/Underwriting Model
148	Second Most Recent Actual Revenues	Asset Summary Report/Underwriting Model
149	Second Most Recent Actual Expenses	Asset Summary Report/Underwriting Model
150	Second Most Recent Actual NOI	Asset Summary Report/Underwriting Model
151	Second Most Recent Actual NCF	Asset Summary Report/Underwriting Model
152	Most Recent As Of Date	Asset Summary Report/Underwriting Model
153	Most Recent Actual Revenues	Asset Summary Report/Underwriting Model
154	Most Recent Actual Expenses	Asset Summary Report/Underwriting Model
155	Most Recent Actual NOI	Asset Summary Report/Underwriting Model
156	Most Recent Actual NCF	Asset Summary Report/Underwriting Model
157	Mortgage Loan Most Recent NOI DSCR	Refer to Calculation Procedures below
158	Mortgage Loan Most Recent NCF DSCR	Refer to Calculation Procedures below
159	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Refer to Calculation Procedures below
160	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Refer to Calculation Procedures below
161	Collateral Interest Most Recent NOI DSCR	Refer to Calculation Procedures below
162	Collateral Interest Most Recent NCF DSCR	Refer to Calculation Procedures below
163	Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Refer to Calculation Procedures below
164	Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Refer to Calculation Procedures below
165	Underwritten Occupancy %	Asset Summary Report/Underwriting Model
166	Underwritten Revenues	Asset Summary Report/Underwriting Model
167	Underwritten Expenses	Asset Summary Report/Underwriting Model
168	Underwritten NOI	Asset Summary Report/Underwriting Model
169	Underwritten Reserves	Asset Summary Report/Underwriting Model
170	Underwritten NCF	Asset Summary Report/Underwriting Model
171	Mortgage Loan Underwritten NOI DSCR	Refer to Calculation Procedures below
172	Mortgage Loan Underwritten NCF DSCR	Refer to Calculation Procedures below
173	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Refer to Calculation Procedures below
174	Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Refer to Calculation Procedures below
175	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Refer to Calculation Procedures below
176	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Refer to Calculation Procedures below
177	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Refer to Calculation Procedures below
178	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Refer to Calculation Procedures below
179	Underwritten Stabilized Occupancy %	Asset Summary Report/Underwriting Model
180	Underwritten Stabilized Revenues	Asset Summary Report/Underwriting Model
181	Underwritten Stabilized Expenses	Asset Summary Report/Underwriting Model
182	Underwritten Stabilized NOI	Asset Summary Report/Underwriting Model

Count	Characteristic	Source Document
183	Underwritten Stabilized Reserves	Asset Summary Report/Underwriting Model
184	Underwritten Stabilized NCF	Asset Summary Report/Underwriting Model
185	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Refer to Calculation Procedures below
186	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Refer to Calculation Procedures below
187	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Refer to Calculation Procedures below
188	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Refer to Calculation Procedures below
189	Collateral Interest Underwritten Stabilized NOI DSCR	Refer to Calculation Procedures below
190	Collateral Interest Underwritten Stabilized NCF DSCR	Refer to Calculation Procedures below
191	Collateral Interest Underwritten Stabilized NOI Debt Yield	Refer to Calculation Procedures below
192	Collateral Interest Underwritten Stabilized NCF Debt Yield	Refer to Calculation Procedures below
193	Appraisal Stabilized Occupancy %	Underwriting Model
194	Appraisal Stabilized Revenues	Underwriting Model
195	Appraisal Stabilized Expenses	Underwriting Model
196	Appraisal Stabilized NOI	Underwriting Model
197	Appraisal Stabilized Reserves	Underwriting Model
198	Appraisal Stabilized NCF	Underwriting Model
199	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Refer to Calculation Procedures below
200	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Refer to Calculation Procedures below
201	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Refer to Calculation Procedures below
202	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Refer to Calculation Procedures below
203	Collateral Interest Appraisal Stabilized NOI DSCR	Refer to Calculation Procedures below
204	Collateral Interest Appraisal Stabilized NCF DSCR	Refer to Calculation Procedures below
205	Collateral Interest Appraisal Stabilized NOI Debt Yield	Refer to Calculation Procedures below
206	Collateral Interest Appraisal Stabilized NCF Debt Yield	Refer to Calculation Procedures below
207	Cross Collateralized and Cross Defaulted Loan Flag	Loan Agreement
208	Loan Cross Portfolio Name	None – Company Provided
209	Lien Position	Title Policy
210	Full Recourse (Y/N/Partial)	Guaranty
211	Recourse Provisions	Guaranty
212	Recourse Carveout Guarantor	Loan Agreement/Guaranty
213	Title Vesting (Fee/Leasehold/Both)	Title Policy
214	Ground Lease (Y/N)	Title Policy
215	Ground Lease Payment (Annual)	Not Applicable
216	Ground Lease Initial Expiration Date	Not Applicable
217	Ground Lease Extension (Y/N)	Not Applicable
218	# of Ground Lease Extension Options	Not Applicable
219	Ground Lease Expiration Date with Extension	Not Applicable
220	Type of Lockbox	Loan Agreement/CMA
221	Cash Management (Springing/In-place)	Loan Agreement/CMA

Count	Characteristic	Source Document
222	Lockbox Trigger Event	Loan Agreement/CMA
223	Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Loan Agreement/Servicer Report
224	Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report
225	Environmental Reserve (Upfront) ($)	Loan Agreement/Servicer Report
226	Environmental Escrow (Cut-off Date)	Servicer Report
227	Tax Escrow (Upfront) ($)	Loan Agreement/Servicer Report
228	Tax Escrow (Cut-off Date)	Servicer Report
229	Tax Escrow (Monthly)	Servicer Report
230	Springing Tax Escrow Description	Not Applicable
231	Insurance Escrow (Upfront) ($)	Loan Agreement/Servicer Report
232	Insurance Escrow (Cut-off Date)	Servicer Report
233	Insurance Escrow (Monthly)	Servicer Report
234	Springing Insurance Escrow Description	Loan Agreement/Servicer Report
235	Replacement Reserve (Upfront)($)	Loan Agreement/Servicer Report
236	Replacement Reserve (Cut-off Date)	Servicer Report
237	Replacement Reserve (Monthly)	Servicer Report
238	Replacement Reserve Cap($)	Loan Agreement
239	Springing Replacement Reserve Description	Loan Agreement/Servicer Report
240	TI/LC Reserve (Upfront) ($)	Loan Agreement/Servicer Report
241	TI/LC Reserve (Cut-off Date)	Servicer Report
242	Monthly TI/LC Reserve ($)	Servicer Report
243	TI/LC Reserve Cap($)	Loan Agreement
244	Springing TI/LC Reserve Description	Not Applicable
245	Interest Reserve (Upfront) ($)	Loan Agreement/Servicer Report
246	Interest Reserve (Cut-off Date)	Servicer Report
247	Monthly Interest Reserve ($)	Servicer Report
248	Interest Reserve (Cap) ($)	Loan Agreement
249	Springing Interest Reserve Description	Loan Agreement/Servicer Report
250	Upfront Other Reserve 1 ($)	Loan Agreement/Servicer Report
251	Cut-off Other Reserve 1 ($)	Servicer Report
252	Other Escrow 1 (Monthly)	Servicer Report
253	Other Escrow 1 (Cap)	Loan Agreement
254	Other (Springing) Escrow Reserve 1 Description	Loan Agreement/Servicer Report
255	Upfront Other Reserve 2 ($)	Loan Agreement/Servicer Report
256	Cut-off Other Reserve 2 ($)	Servicer Report
257	Other Escrow 2 (Monthly)	Servicer Report
258	Other Escrow 2 (Cap)	Loan Agreement
259	Other (Springing) Escrow Reserve 2 Description	Not Applicable
260	Cut-off Other Reserve 3 ($)	Servicer Report
261	Other Escrow 3 (Monthly)	Servicer Report
262	Other (Springing) Escrow Reserve 3 Description	Not Applicable
263	Excess Cash Reserve (Cut-off Date)	Servicer Report
264	Excess Cash Reserve Description	Loan Agreement/Servicer Report
265	Engineering Report Date	Property Condition Report
266	Environmental Report Date (Phase I)	ESA Phase I Report
267	Environmental Report Date (Phase II)	Not Applicable
268	Environmental Insurance (Y/N)	Insurance Certificate

Count	Characteristic	Source Document
269	Seismic Report Date	Seismic Report
270	Seismic PML %	Seismic Report
271	Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Insurance Certificate
272	Single-Tenant (Y/N)	Rent Roll
273	Property Manager	Loan Agreement/Management Agreement
274	TIC (Y/N)	Loan Agreement
275	Max Number of TICs	Not Applicable
276	Single Purpose Borrower (Y/N)	Loan Agreement
277	Independent Director (Y/N)	Loan Agreement
278	Borrower Non Consolidation Opinion (Y/N)	Non-Consolidation Opinion
279	DST (Y/N)	Loan Agreement
280	IDOT (Y/N)	Loan Agreement
281	Largest Tenant Name	Rent Roll
282	Largest Tenant SqFt	Rent Roll
283	Largest Tenant %	Refer to Calculation Procedures below
284	Largest Tenant Exp Date	Rent Roll
285	2nd Largest Tenant Name	Rent Roll
286	2nd Largest Tenant SqFt	Rent Roll
287	2nd Largest Tenant %	Refer to Calculation Procedures below
288	2nd Largest Tenant Exp Date	Rent Roll
289	3rd Largest Tenant Name	Rent Roll
290	3rd Largest Tenant SqFt	Rent Roll
291	3rd Largest Tenant Exp Date	Rent Roll
292	3rd Largest Tenant %	Refer to Calculation Procedures below
293	4th Largest Tenant Name	Rent Roll
294	4th Largest Tenant Sqft	Rent Roll
295	4th Largest Tenant %	Refer to Calculation Procedures below
296	4th Largest Tenant Exp Date	Rent Roll
297	5th Largest Tenant Name	Rent Roll
298	5th Largest Tenant Sqft	Rent Roll
299	5th Largest Tenant %	Refer to Calculation Procedures below
300	5th Largest Tenant Exp Date	Rent Roll
301	Senior Debt Amount	Not Applicable
302	Senior Debt Holder	Not Applicable
303	Rate	Not Applicable
304	Floor	Not Applicable
305	Maturity	Not Applicable
306	Amort	Not Applicable
307	Administrative Fee Rate	Not Applicable
308	Net Mortgage Rate	Not Applicable
309	In-place Senior Debt Service	Not Applicable
310	As Stabilized Senior Debt Service	Not Applicable
311	Funded Companion Participation Cut-off Date Balance (Not in Trust)	Loan Agreement/Servicer Report
312	Pari Passu Balance in Other Securitization	Not Applicable
313	Cut-off Date Total Debt Balance	Refer to Calculation Procedures below
314	Junior Participation Cut-off Date Balance	Not Applicable
315	Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Not Applicable

Count	Characteristic	Source Document
316	Junior Participation Balloon Payment ($)	Not Applicable
317	Junior Participation Cut-off Date Margin	Not Applicable
318	Junior Participation Cut-off Date Interest Rate	Not Applicable
319	Subordinate Debt (Y/N)	Mezzanine Loan Agreement
320	Subordinate Debt Type	Mezzanine Loan Agreement
321	Cut-off Date Subordinate Debt/Mezz Loan Bal ($)	Servicer Report
322	Subordinate Debt Margin	Mezzanine Loan Agreement
323	Subordinate Debt Interest Rate	Mezzanine Loan Agreement
324	Cut-off Date Total Debt As-Is LTV	Refer to Calculation Procedures below
325	Cut-off Date Total Debt Ann Debt Service ($)	Refer to Calculation Procedures below
326	Cut-off Date Total Debt UW NCF DSCR	Refer to Calculation Procedures below
327	Total Debt Cut-off Date UW NOI DY	Refer to Calculation Procedures below
328	B Note / Mezz Loan %	None – Company Provided
329	Permitted Future Debt (Y/N)	None – Company Provided
330	Type	Not Applicable

Calculation Procedures

With respect to Characteristic 27, we recomputed the Annual Debt Service Payment (IO) as the product of (i) the Mortgage Loan Cut-off Date Balance ($), (ii) the greater of the (x) Fully Funded Mortgage Loan Rate % and (y) sum of the (a) Fully Funded Loan Margin and (b) Interest Rate Floor % and (iii) a fraction equal to 365/360.

With respect to Characteristic 29, we recomputed the Annual Debt Service Payment (Cap) as the product of (i) the Mortgage Loan Cut-off Date Balance ($), (ii) Mortgage Rate Cap and (iii) a fraction equal to 365/360.

With respect to Characteristic 31, we recomputed the Commitment Original Balance / Unit ($) by dividing the Commitment Original Balance ($) by No of Units.

With respect to Characteristic 33, we recomputed the Initial Unfunded Future Funding Amount ($) by subtracting the Commitment Original Balance ($) from Initial Funded Amount ($).

With respect to Characteristic 36, we recomputed the Mortgage Loan Cut-off Date Balance ($) as the sum of the (a) Mortgage Asset Cut-off Date Balance ($), (b) Funded Companion Participation Cut-off Date Balance (Not in Trust) and (c) Junior Participation Cut-off Date Balance (as applicable).

With respect to Characteristic 38, we recomputed the Mortgage Asset % of Total Cut-off Date Balance by dividing the Mortgage Asset Cut-off Date Balance ($) by the sum of the Mortgage Asset Cut-off Date Balances ($) of all the Mortgage Assets.

With respect to Characteristic 39, for all Mortgage Assets we set the Mortgage Loan Balloon Payment ($) equal to Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 40, we recomputed the Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the Mortgage Loan Cut-off Date Balance ($) by the No of Units.

With respect to Characteristic 41, we recomputed the Committed Mortgage Loan Cut-off Date Balance / Unit ($) by dividing the Commitment Original Balance ($) by No of Units.

With respect to Characteristic 42, we recomputed the Mortgage Loan Balloon Payment / Unit ($) by dividing the Mortgage Loan Balloon Payment ($) by the No of Units.

With respect to Characteristic 48, we recomputed the Initial Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Initial Maturity Date.

With respect to Characteristic 49, we recomputed the Cut-off Date Initial Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Initial Loan Term (Original).

With respect to Characteristic 50, we recomputed the Cut-off Date Seasoning by determining the number of payment dates (not less than 0) from and inclusive of the First Payment Date to and inclusive of the payment date in April 2025 (the “Cut-off Date,” as stipulated by representatives of the Company).

With respect to Characteristic 51, we recomputed the Fully Extended Loan Term (Original) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Fully Extended Maturity Date.

With respect to Characteristic 52, we recomputed the Fully Extended Loan Term (Remaining) by subtracting the Cut-off Date Seasoning from the Fully Extended Loan Term (Original).

With respect to Characteristic 92, for all Mortgage Assets we set the Collateral Interest Margin equal to Fully Funded Mortgage Loan Margin %.

With respect to Characteristic 104, we recomputed the Fully Funded Mortgage Loan Rate % as the sum of the Fully Funded Mortgage Loan Margin % and Index Rate Assumption, as rounded based on the Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction, subject to the Mortgage Rate Floor.

With respect to Characteristic 105, for all Mortgage Assets we set the Collateral Interest Cut-off Date Interest Rate equal to Fully Funded Mortgage Loan Rate %.

With respect to Characteristic 123, we recomputed the Initial IO Period (Remaining) by subtracting the Cut-off Date Seasoning from the IO Number of Months through Initial Term.

With respect to Characteristic 138, we recomputed the Mortgage Loan Cut-off Date (As-Is) LTV Ratio by dividing the Mortgage Loan Cut-off Date Balance ($) by As-Is Appraised Value.

With respect to Characteristic 139, we recomputed the Collateral Interest Cut-off Date As-Is LTV Ratio by dividing the Senior Participation Cut-off Date Balance (as defined below) by As-Is Appraised Value. The “Senior Participation Cut-off Date Balance” is equal to the sum of the Mortgage Asset Cut-off Date Balance ($) and Funded Companion Participation Cut-off Date Balance (Not in Trust).

With respect to Characteristic 140, we recomputed the Committed Mortgage Loan (Stabilized) LTV Ratio by dividing the sum of (a) Mortgage Loan Cut-off Date Balance ($), (b) Cut-off Date Future Funding Remaining Balance ($) and (c) Junior Participation Cut-off Date Future Funding Unfunded Balance ($) (as applicable) by the Stabilized Appraised Value, if any, else by the As-Is Appraised Value.

With respect to Characteristic 141, we recomputed the Maturity Date Stabilized LTV Ratio by dividing the Mortgage Loan Balloon Payment ($) by the Stabilized Appraised Value, if any, else by the As-Is Appraised Value.

With respect to Characteristic 157, we recomputed the Mortgage Loan Most Recent NOI DSCR by dividing the Most Recent Actual NOI by the Annual Debt Service Payment (IO). This procedure was only performed for those Mortgage Assets with a positive Most Recent Actual NOI.

With respect to Characteristic 158, we recomputed the Mortgage Loan Most Recent NCF DSCR by dividing the Most Recent Actual NCF by the Annual Debt Service Payment (IO). This procedure was only performed for those Mortgage Assets with a positive Most Recent Actual NCF.

With respect to Characteristic 159, we recomputed the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield by dividing the Most Recent Actual NOI by Mortgage Loan Cut-off Date Balance ($). This procedure was only performed for those Mortgage Assets with a positive Most Recent Actual NOI.

With respect to Characteristic 160, we recomputed the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield by dividing the Most Recent Actual NCF by Mortgage Loan Cut-off Date Balance ($). This procedure was only performed for those Mortgage Assets with a positive Most Recent Actual NCF.

With respect to Characteristic 161, we recomputed the Collateral Interest Most Recent NOI DSCR by dividing the Most Recent Actual NOI by the Senior Participation Annual Debt Service Payment (as defined below). The “Senior Participation Annual Debt Service Payment” is equal to the sum of the (a) product of the (i) Mortgage Asset Cut-off Date Balance ($), (ii) greater of the (x) Fully Funded Mortgage Loan Rate % and (y) sum of the (1) Fully Funded Loan Margin and (2) Interest Rate Floor % and (iii) a fraction equal to 365/360 and (b) product of the (i) Funded Companion Participation Cut-off Date Balance (Not in Trust), (ii) greater of the (x) Fully Funded Mortgage Loan Rate % and (y) sum of the (1) Fully

Funded Loan Margin and (2) Interest Rate Floor % and (iii) a fraction equal to 365/360. This procedure was only performed for those Mortgage Assets with a positive Most Recent Actual NOI.

With respect to Characteristic 162, we recomputed the Collateral Interest Most Recent NCF DSCR by dividing the Most Recent Actual NCF by the Senior Participation Annual Debt Service Payment. This procedure was only performed for those Mortgage Assets with a positive Most Recent Actual NCF.

With respect to Characteristic 163, we recomputed the Cut-off Date Collateral Interest Most Recent NOI Debt Yield by dividing the Most Recent Actual NOI by the Senior Participation Cut-off Date Balance. This procedure was only performed for those Mortgage Assets with a positive Most Recent Actual NOI.

With respect to Characteristic 164, we recomputed the Cut-off Date Collateral Interest Most Recent NCF Debt Yield by dividing the Most Recent Actual NCF by the Senior Participation Cut-off Date Balance. This procedure was only performed for those Mortgage Assets with a positive Most Recent Actual NCF.

With respect to Characteristic 171, we recomputed the Mortgage Loan Underwritten NOI DSCR by dividing the Underwritten NOI by the Annual Debt Service Payment (IO), reduced by the Interest Reserve (Cut-off Date). Further, with respect to the Mortgage Assets identified on the Data File as “Vista65,” “Artisan Crossing,” “Alvista Galleria,” “The Kavista,” “Thompson Denver,” “Ruby at Brookfield Square,” “3Waller” and “1309 Noble Street” we did not perform such calculation and were instructed by representatives of the Company to set the Mortgage Loan Underwritten NOI DSCR for each such Mortgage Asset equal to 1.00.

With respect to Characteristic 172, we recomputed the Mortgage Loan Underwritten NCF DSCR by dividing the Underwritten NCF by Annual Debt Service Payment (IO), reduced by the Interest Reserve (Cut-off Date). Further, with respect to the Mortgage Assets identified on the Data File as “Vista65,” “Artisan Crossing,” “Alvista Galleria,” “The Kavista,” “Thompson Denver,” “Ruby at Brookfield Square,” “NOPSI Hotel,” “3Waller,” “Le Petit Pali Carmel Portfolio” and “1309 Noble Street” we did not perform such calculation and were instructed by representatives of the Company to set the Mortgage Loan Underwritten NCF DSCR for each such Mortgage Asset equal to 1.00.

With respect to Characteristic 173, we recomputed the Cut-off Date Mortgage Loan Underwritten NOI Debt Yield by dividing the Underwritten NOI by the Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 174, we recomputed the Cut-off Date Mortgage Loan Underwritten NCF Debt Yield by dividing the Underwritten NCF by the Mortgage Loan Cut-off Date Balance ($).

With respect to Characteristic 175, we recomputed the Collateral Interest Cut-off Date Balance Underwritten NOI DSCR by dividing the Underwritten NOI by the Senior Participation Annual Debt Service Payment, reduced by the Interest Reserve (Cut-off Date). Further, with respect to the Mortgage Assets identified on the Data File as “Vista65,” “Artisan Crossing,” “Alvista Galleria,” “The Kavista,” “Thompson Denver,” “Ruby at Brookfield Square,” “3Waller” and “1309 Noble Street” we did not perform such calculation and were instructed by representatives of the Company to set the Collateral Interest Cut-off Date Balance Underwritten NOI DSCR for each such Mortgage Asset equal to 1.00.

With respect to Characteristic 176, we recomputed the Collateral Interest Cut-off Date Balance Underwritten NCF DSCR by dividing the Underwritten NCF by the Senior Participation Annual Debt Service Payment, reduced by the Interest Reserve (Cut-off Date). Further, with respect to the Mortgage Assets identified on the Data File as “Vista65,” “Artisan Crossing,” “Alvista Galleria,” “The Kavista,” “Thompson Denver,” “Ruby at Brookfield Square,” “NOPSI Hotel,” “3Waller,” “Le Petit Pali Carmel Portfolio” and “1309 Noble Street” we did not perform such calculation and were instructed by representatives of the Company to set the Collateral Interest Cut-off Date Balance Underwritten NCF DSCR for each such Mortgage Asset equal to 1.00.

With respect to Characteristic 177, we recomputed the Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield by dividing the Underwritten NOI by the Senior Participation Cut-off Date Balance.

With respect to Characteristic 178, we recomputed the Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield by dividing the Underwritten NCF by the Senior Participation Cut-off Date Balance.

With respect to Characteristic 185, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR by dividing the Underwritten Stabilized NOI by the Fully Funded Annual Debt Service Payment (as defined below), reduced by the Interest Reserve (Cut-off Date). The “Fully Funded Annual Debt Service Payment” is equal to the product of (a) the Commitment Original Balance ($), (b) greater of the (x) Fully Funded Mortgage Loan Rate % and (y) sum of the (1) Fully Funded Loan Margin and (2) Interest Rate Floor % and (c) a fraction equal to 365/360. Further, with respect to the Mortgage Asset identified on the Data File as “Alvista Galleria” we did not perform such calculation and were instructed by representatives of the Company to set the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR for each such Mortgage Asset equal to 1.00.

With respect to Characteristic 186, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR by dividing the Underwritten Stabilized NCF by the Fully Funded Annual Debt Service Payment, reduced by the Interest Reserve (Cut-off Date). Further, with respect to the Mortgage Asset identified on the Data File as Alvista Galleria” we did not perform such calculation and were instructed by representatives of the Company to set the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR for each such Mortgage Asset equal to 1.00.

With respect to Characteristic 187, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI by the sum of (a) Mortgage Loan Cut-off Date Balance ($), (b) Cut-off Date Future Funding Remaining Balance ($) and (c) Junior Participation Cut-off Date Future Funding Unfunded Balance ($) (as applicable).

With respect to Characteristic 188, we recomputed the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF by the sum of (a) Mortgage Loan Cut-off Date Balance ($), (b) Cut-off Date Future Funding Remaining Balance ($) and (c) Junior Participation Cut-off Date Future Funding Unfunded Balance ($) (as applicable).

With respect to Characteristic 189, we recomputed the Collateral Interest Underwritten Stabilized NOI DSCR by dividing the Underwritten Stabilized NOI by the Senior Participation Fully Funded Annual Debt Service (as defined below), reduced by the Interest Reserve (Cut-off Date). The “Senior Participation Fully Funded Annual Debt Service” is equal to the sum of the (a) Senior Participation Annual Debt Service Payment and (b) the product of (i) Cut-off Date Future Funding Remaining Balance ($), (ii) greater of the (x) Fully Funded Mortgage Loan Rate % and (y) sum of the (1) Fully Funded Loan Margin and (2) Interest Rate Floor % and (iii) a fraction equal to 365/360. Further, with respect to the Mortgage Asset identified on the Data File as “Alvista Galleria” we did not perform such calculation and were instructed by representatives of the Company to set the Collateral Interest Underwritten Stabilized NOI DSCR for each such Mortgage Asset equal to 1.00.

With respect to Characteristic 190, we recomputed the Collateral Interest Underwritten Stabilized NCF DSCR by dividing the Underwritten Stabilized NCF by the Senior Participation Fully Funded Annual Debt Service, reduced by the Interest Reserve (Cut-off Date). Further, with respect to the Mortgage Asset identified on the Data File as “Alvista Galleria” we did not perform such calculation and were instructed by representatives of the Company to set the Collateral Interest Underwritten Stabilized NCF DSCR for each such Mortgage Asset equal to 1.00.

With respect to Characteristic 191, we recomputed the Collateral Interest Underwritten Stabilized NOI Debt Yield by dividing the Underwritten Stabilized NOI by the sum of the (a) Senior Participation Cut-off Date Balance and (b) Cut-off Date Future Funding Remaining Balance ($).

With respect to Characteristic 192, we recomputed the Collateral Interest Underwritten Stabilized NCF Debt Yield by dividing the Underwritten Stabilized NCF by the sum of the (a) Senior Participation Cut-off Date Balance and (b) Cut-off Date Future Funding Remaining Balance ($).

With respect to Characteristic 199, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR by dividing the Appraisal Stabilized NOI by the Fully Funded Annual Debt Service Payment. This procedure was only performed for those Mortgage Assets with Appraisal Stabilized NOI.

With respect to Characteristic 200, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR by dividing the Appraisal Stabilized NCF by the Fully Funded Annual Debt Service Payment. This procedure was only performed for those Mortgage Assets with Appraisal Stabilized NCF.

With respect to Characteristic 201, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield by dividing the Appraisal Stabilized NOI by the sum of (a) Mortgage Loan Cut-off Date Balance ($), (b) Cut-off Date Future Funding Remaining Balance ($) and (c) Junior Participation Cut-off Date Future Funding Unfunded Balance ($) (as applicable). This procedure was only performed for those Mortgage Assets with Appraisal Stabilized NOI.

With respect to Characteristic 202, we recomputed the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield by dividing the Appraisal Stabilized NCF by the sum of (a) Mortgage Loan Cut-off Date Balance ($), (b) Cut-off Date Future Funding Remaining Balance ($) and (c) Junior Participation Cut-off Date Future Funding Unfunded Balance ($) (as applicable). This procedure was only performed for those Mortgage Assets with Appraisal Stabilized NCF.

With respect to Characteristic 203, we recomputed the Collateral Interest Appraisal Stabilized NOI DSCR by dividing the Appraisal Stabilized NOI by the Senior Participation Fully Funded Annual Debt Service. This procedure was only performed for those Mortgage Assets with Appraisal Stabilized NOI.

With respect to Characteristic 204, we recomputed the Collateral Interest Appraisal Stabilized NCF DSCR by dividing the Appraisal Stabilized NCF by the Senior Participation Fully Funded Annual Debt Service. This procedure was only performed for those Mortgage Assets with Appraisal Stabilized NCF.

With respect to Characteristic 205, we recomputed the Collateral Interest Appraisal Stabilized NOI Debt Yield by dividing the Appraisal Stabilized NOI by the sum of the (a) Senior Participation Cut-off Date Balance and (b) Cut-off Date Future Funding Remaining Balance ($). This procedure was only performed for those Mortgage Assets with Appraisal Stabilized NOI.

With respect to Characteristic 206, we recomputed the Collateral Interest Appraisal Stabilized NCF Debt Yield by dividing the Appraisal Stabilized NCF by the sum of the (a) Senior Participation Cut-off Date Balance and (b) Cut-off Date Future Funding Remaining Balance ($). This procedure was only performed for those Mortgage Assets with Appraisal Stabilized NCF.

With respect to Characteristic 283, we recomputed Largest Tenant % by dividing the (a) Largest Tenant SqFt by (b) No of Units. With respect to the Mortgage Assets identified on the Data File as “Vista65,” “The RinRose” and “820 S Michigan” we were instructed by representatives of the Company to replace clause (b) of this procedure with “86,500,” “4,255” and “4,664,” respectively. This procedure was only performed for those Mortgage Assets with a Largest Tenant SqFt greater than zero.

With respect to Characteristic 287, we recomputed 2nd Largest Tenant % by dividing the (a) 2nd Largest Tenant SqFt by (b) No of Units. With respect to the Mortgage Assets identified on the Data File as “Vista65,” “The RinRose” and “820 S Michigan” we were instructed by representatives of the Company to replace clause (b) of this procedure with “86,500,” “4,255” and “4,664,” respectively. This procedure was only performed for those Mortgage Assets with a 2nd Largest Tenant SqFt greater than zero.

With respect to Characteristic 292, we recomputed 3rd Largest Tenant % by dividing the (a) 3rd Largest Tenant SqFt by (b) No of Units. With respect to the Mortgage Assets identified on the Data File as “Vista65,” “The RinRose” and “820 S Michigan” we were instructed by representatives of the Company to replace clause (b) of this procedure with “86,500,” “4,255” and “4,664,” respectively. This procedure was only performed for those Mortgage Assets with a 3rd Largest Tenant SqFt greater than zero.

With respect to Characteristic 295, we recomputed 4th Largest Tenant % by dividing the (a) 4th Largest Tenant SqFt by (b) No of Units. With respect to the Mortgage Assets identified on the Data File as “Vista65,” “The RinRose” and “820 S Michigan” we were instructed by representatives of the Company to replace clause (b) of this procedure with “86,500,” “4,255” and “4,664,” respectively. This procedure was only performed for those Mortgage Assets with a 4th Largest Tenant SqFt greater than zero.

With respect to Characteristic 299, we recomputed 5th Largest Tenant % by dividing the (a) 5th Largest Tenant SqFt by (b) No of Units. With respect to the Mortgage Assets identified on the Data File as “Vista65,” “The RinRose” and “820 S Michigan” we were instructed by representatives of the Company to replace clause (b) of this procedure with “86,500,” “4,255” and “4,664,” respectively. This procedure was only performed for those Mortgage Assets with a 5th Largest Tenant SqFt greater than zero.

With respect to Characteristic 313, we recomputed the Cut-off Date Total Debt Balance by summing the (a) Mortgage Loan Cut-off Date Balance ($) and (b) Cut-off Date Subordinate Debt/Mezz Loan Bal ($).

With respect to Characteristic 324, we recomputed the Cut-off Date Total Debt As-Is LTV by dividing the (a) Cut-off Date Total Debt Balance, by (b) As-Is Appraised Value.

With respect to Characteristic 325, we recomputed the Cut-off Date Total Debt Ann Debt Service ($) by summing the (a) Annual Debt Service Payment (IO) and (b) the mezzanine annual debt service (as derived from the Mezzanine Loan Agreement), as applicable.

With respect to Characteristic 326, we recomputed the Cut-off Date Total Debt UW NCF DSCR by dividing the Underwritten NCF by the Cut-off Date Total Debt Ann Debt Service ($), reduced by the Interest Reserve (Cut-off Date). Further, with respect to the Mortgage Assets identified on the Data File as “Vista65,” “Artisan Crossing,” “Alvista Galleria,” “The Kavista,” “Thompson Denver,” “Ruby at Brookfield Square,” “NOPSI Hotel,” “3Waller,” “Le Petit Pali Carmel Portfolio” and “1309 Noble Street” we did not perform such calculation and were instructed by representatives of the Company to set Cut-off Date Total Debt UW NCF DSCR for each such Mortgage Asset equal to 1.00.

With respect to Characteristic 327, we recomputed the Total Debt Cut-off Date UW NOI DY by dividing the Underwritten NOI by the Cut-off Date Total Debt Balance.

Appendix B

Mortgage Asset	Missing Source Document
Homewood Suites Charlotte First Ward	Mezzanine Loan Agreement